PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

19.   PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, including improvements, are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life, as follows:

Network and base station equipment:
Network infrastructure	3-50 years
Other	3-20 years

Land and buildings:
Buildings	7-99 years
Leasehold improvements	the term of the lease

Office equipment, vehicles and other:
Office equipment	2-7 years
Vehicles	2-10 years
Other	2-25 years

The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between any sale proceeds and the carrying amount of the asset and is recognised in the consolidated statement of profit or loss.

Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Borrowing costs – Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset during the construction phase that necessarily takes a substantial period of time are capitalized as part of property, plant and equipment until the asset is substantially ready for its intended use. The Group considers a construction period of more than six months to be substantial.

Balances of cost, accumulated depreciation, net book value as of December 31, 2022, 2021 and 2020 and movements of property, plant and equipment for the year ended December 31, 2022, 2021 and 2020 were as follows:

			Office	Construction
	Network and		equipment,	in progress
	base station	Land and	vehicles and	and equipment
	equipment	buildings	other	for installation	Total
Cost
January 1, 2020	560,599	34,556	57,269	21,896	674,320
Additions	(173)	434	729	74,032	75,022
Transferred into use	53,005	1,317	12,286	(66,608)	—
Arising on business combinations	578	4	6	—	588
Disposal of NVISION GROUP (Note 10)	—	—	(314)	(18)	(332)
Transfer to assets held for sale	(2,890)	(475)	(34)	(3)	(3,402)
Disposal	(38,293)	(447)	(4,405)	(255)	(43,400)
Other	(4)	675	30	35	736
Foreign exchange differences	2,286	495	520	74	3,375
December 31, 2020	575,108	36,559	66,087	29,153	706,907
Additions	2,432	38	801	75,450	78,721
Transferred into use	57,666	748	11,499	(69,913)	—
Arising on business combinations	973	4,601	605	204	6,383
Transfer to assets held for sale	(992)	(1)	(24)	(27)	(1,044)
Disposal	(44,394)	(559)	(5,542)	334	(50,161)
Other	(341)	482	159	(137)	163
Foreign exchange differences	1,306	10	170	12	1,498
December 31, 2021	591,758	41,878	73,755	35,076	742,467
Additions	1,748	68	419	53,630	55,865
Transferred into use	39,096	1,965	9,426	(50,487)	—
Arising on business combinations	289	—	91	14	394
Transfer to assets held for sale	(978)	—	(26)	—	(1,004)
Disposal of Nvision CR a.s. (Note 10)	—	(840)	(953)	—	(1,793)
Disposal	(22,082)	74	(3,267)	(127)	(25,402)
Other	(2,948)	540	1,280	66	(1,062)
Foreign exchange differences	937	(438)	(373)	(1)	125
December 31, 2022	607,820	43,247	80,352	38,171	769,590
Accumulated amortisation and impairment
January 1, 2020	(362,006)	(10,571)	(36,264)	—	(408,841)
Charge for the year	(43,220)	(1,153)	(5,696)	—	(50,069)
Disposal of NVISION GROUP (Note 10)	—	—	236	—	236
Transfer to assets held for sale	1,899	146	(7)	—	2,038
Disposal	33,058	343	4,165	—	37,566
Other	(5)	(133)	(34)	—	(172)
Foreign exchange differences	(1,968)	(397)	(496)	—	(2,861)
December 31, 2020	(372,242)	(11,765)	(38,096)	—	(422,103)
Charge for the year	(44,387)	(1,204)	(7,548)	—	(53,139)
Transfer to assets held for sale	1,247	1	15	—	1,263
Disposal	38,225	435	5,062	—	43,722
Other	277	(99)	(4)	—	174
Foreign exchange differences	(1,016)	(6)	(112)	—	(1,134)
December 31, 2021	(377,896)	(12,638)	(40,683)	—	(431,217)
Charge for the year	(43,211)	(1,167)	(9,550)	—	(53,928)
Transfer to assets held for sale	899	—	23	—	922
Disposal of Nvision CR a.s. (Note 10)	—	794	775	—	1,569
Disposal	21,957	(111)	3,362	—	25,208
Other	210	(20)	(1,163)	—	(973)
Foreign exchange differences	240	474	624	—	1,338
December 31, 2022	(397,801)	(12,668)	(46,612)	—	(457,081)
Net book value
December 31, 2021	213,862	29,240	33,072	35,076	311,250
December 31, 2022	210,019	30,579	33,740	38,171	312,509

The amount of the compensation from third parties for items of property, plant and equipment that were accidentally damaged during construction in Moscow for the years ended December 31, 2022, 2021 and 2020 totaled RUB 2,927 million, RUB 2,403 million and RUB 1,510 million, respectively. This was included in the accompanying consolidated statements of profit or loss as component of other operating income.